Transactions with Executive Officers, Directors and Principal Stockholders	12 Months Ended
Dec. 31, 2019
Transactions with Executive Officers, Directors and Principal Stockholders
Transactions with Executive Officers, Directors and Principal Stockholders

(16)Transactions with Executive Officers, Directors and Principal Stockholders

The Corporation has had, and may be expected to have in the future, banking transactions in the ordinary course of business with its executive officers, directors, principal stockholders, their immediate families and affiliated companies (commonly referred to as related parties). Loans receivable from related parties totaled $3.7 million and $3.5 million at December 31, 2019 and 2018, respectively. Advances and repayments during 2019 totaled $8.7 million and $8.5 million respectively. Advances and repayments during 2018 totaled $5.6 million and $3.5 million respectively. Deposits of related parties totaled $20.2 million and $17.8 million at December 31, 2019 and 2018, respectively. Subordinated debt held by related parties totaled $519 thousand and $616 thousand at December 31, 2019 and 2018, respectively.

The Corporation paid legal fees of $16 thousand and $32 thousand to a law firm of a director for the years ended December 31, 2019 and 2018, respectively.